Investment Risks - Amplify Solana 3% Monthly Option Income ETF	Sep. 30, 2025
Risk Lose Money [Member]
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Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Member]
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Risk [Text Block]	Because the Fund is classified as a “non-diversified company” it can invest a greater portion of its assets in securities of individual issuers than a “diversified company” and therefore changes in the market value of a single investment could cause greater fluctuations in Share price of the Fund than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Active Market Risk [Member]
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Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Solana Futures ETF Risk [Member]
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Solana Futures ETF Risk. Solana Futures ETFs are exchange-traded investment products registered under the 1940 Act that seek investment results that correspond to the performance of SOL primarily through investments in SOL futures contracts. Solana Futures ETFs trade on a securities exchange, although the shares of a Solana Futures ETF may, at times, trade at a premium or discount to its net asset value. Solana Futures ETFs have managed exposure to SOL futures contracts, which primarily consistent of standardized, cash-settled SOL futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”).

SOL Futures Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for a Solana Futures ETF to make daily cash payments to maintain its required margin, particularly at times when a Solana Futures ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. The price for SOL futures contracts is based on a number of factors, including the supply of and the demand for SOL futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for SOL futures contracts. Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit a Solana Futures ETF’s ability to achieve its desired exposure to SOL futures contracts. Additionally, collateral requirements may require a Solana Futures ETF to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so.

The performance of SOL futures contracts, in general, has historically been highly correlated to the performance of SOL. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of SOL futures contracts and decrease the correlation between the performance of SOL futures contracts and SOL, over short or even long-term periods. In the event that there are persistent disconnects between SOL and SOL futures, a Solana Futures ETF may not be able to obtain the desired exposure and may not be able to achieve its investment objective, which may adversely impact the Fund’s returns. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of SOL.

Solana Spot ETF Risk [Member]
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Solana Spot ETF Risk. Solana Spot ETFs are exchange-traded investment products not registered under the 1940 Act that seek to generally match the performance of the price of SOL, and trade intra-day on a national securities exchange. Shares of Solana Spot ETFs are not traded at net asset value, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of a Solana Spot ETF is similar to the risk involved in the purchase or sale of an exchange traded fund, and generally reflect the risks of owning the underlying SOL and cash that the Solana Spot ETF holds. Solana Spot ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning SOL directly. Solana Spot ETFs generally determine the price of SOL by reference to a benchmark rate or index, and therefore may not the global price of SOL, or the price of SOL on any one digital asset trading platform. In the event the price used by the Solana Spot ETF deviates from the global price of SOL, the Fund’s returns may be adversely affected.

SOL Investing Risk [Member]
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SOL Investing Risk. The Fund is exposed to the risks of investing in SOL. These risks include the following:

•        The value of the Shares relates indirectly to the value of SOL, the value of which may be highly volatile and subject to fluctuations due to a number of factors, including:

○        An increase in the global SOL supply;

○        Manipulative trading activity on platforms that support the trading of SOL (“Digital Asset Trading Platforms”), which, in many cases, are largely unregulated;

○        The adoption and use of SOL as a medium of exchange, store-of-value or other consumptive asset and the maintenance and development of the open-source software protocol of the Solana network;

○        Forks or protocol-level changes in the Solana network;

○        Investors’ expectations with respect to interest rates inflation trends, macroeconomic conditions, or SOL, and digital asset trading platform rates;

○        Consumer preferences and perceptions of SOL specifically and digital assets generally;

○        Fiat currency withdrawal and deposit policies on Digital Asset Trading Platforms;

○        Investment and trading activities of large investors that invest directly or indirectly in SOL;

○        A “short squeeze” resulting from speculation on the price of SOL, if aggregate short exposure exceeds the number of Shares available for purchase;

○        An active derivatives or futures market for SOL or for digital assets generally;

○        A determination that SOL is a security, or offered or sold as part of an investment contract, or changes in SOL’s status under the federal securities laws;

○        Monetary policies of governments, trade restrictions, currency devaluations or revaluations and regulatory measures or enforcement actions, if any, that restrict the use or trading of SOL as a form of payment or the purchase of SOL on the Digital Asset Markets;

○        Global or regional political, economic or financial conditions, events and situations, such as geopolitical conflicts or pandemics;

○        Fees associated with processing a SOL transaction and the speed at which transactions are settled on the Solana network;

○        Interruptions in service, outages or closures or failures of major Digital Asset Trading Platforms;

○        Decreased confidence in Digital Asset Trading Platforms due to the unregulated nature and lack of transparency surrounding the operations of Digital Asset Trading Platforms;

○        Increased competition from other forms of digital assets or payment services;

○        Uncertainty in U.S. and global regulations, including potential enforcement actions by the SEC, CFTC, or foreign regulators, could adversely affect the trading, usage, or value of SOL;

○        Bugs, implementation errors, or failures during Solana network upgrades or validator client changes could disrupt network operations and negatively impact SOL’s value;

○        A significant concentration of staked SOL in a small number of liquid staking protocols or validators could heighten centralization risks and reduce network resilience;

○        Reduced developer activity, declining adoption of Solana-based applications, or loss of user engagement could decrease demand for SOL and harm its market price;

○        Security breaches, exploits, or bugs in Solana-based smart contracts, DeFi platforms, or NFT marketplaces could undermine confidence in the Solana ecosystem and depress SOL’s value; and

○        The implementation of punitive measures such as validator slashing, or operational issues involving custodians, could result in losses or reduced value of staked SOL.

•        Staking SOL involves additional risks. The Solana network operates on a proof-of-stake consensus mechanism, which allows holders of SOL to “stake” their tokens by delegating them to validators to secure the network and earn staking rewards. Staking exposes holders to several additional risks. To the extent that a Solana ETP, or the issuer or custodian thereof, engages in staking of SOL held by the ETP, the Fund will be indirectly exposed to the risks associated with staking. Validators or staking service providers may fail to perform validation services properly or may engage in dishonest or negligent behavior, resulting in “slashing” penalties or loss of staked SOL. Technical failures, cyberattacks, or software bugs could also lead to partial or total loss of staked assets or rewards. In addition, staked SOL may be subject to unbonding or lock-up periods during which the tokens cannot be transferred, sold, or otherwise accessed, which could limit liquidity and exacerbate losses during market declines. Certain staking arrangements, particularly those involving liquid staking protocols, introduce additional counterparty and smart contract risks. The failure of a liquid staking token to maintain parity with SOL, or governance or operational issues in a liquid staking protocol, could further negatively impact the value of SOL. The regulatory treatment of staking activity remains uncertain and evolving; any future regulatory developments could adversely affect the ability of Solana ETPs to engage in staking or the value of SOL generally. Finally, the use of staking may introduce operational, cybersecurity, or counterparty risks, particularly if third parties perform staking functions on behalf of the ETP or its custodian.

•        The trading prices of SOL have experienced extreme volatility in recent periods and may continue to do so.

•        SOL was introduced in 2020, and its value is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets.

•        SOL is a new digital asset, and the value of the Shares depends on the continued acceptance of SOL by users, validators and market participants.

•        The Solana Protocol was only conceived in 2017 and the Solana Protocol or its Proof-of-History timestamping mechanism may not function as intended, which could have an adverse impact on the value of SOL and an investment in the Shares.

•        Smart contracts are a new technology and ongoing development may magnify initial problems, cause volatility on the networks that use smart contracts and reduce interest in them, which could have an adverse impact on the value of SOL.

•        Changes in the governance of the Solana network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

•        The Solana network may face significant scaling challenges and efforts to increase the volume and throughput or speed of transactions may not be successful.

•        Digital asset networks are developed by a diverse set of contributors and the perception that certain high-profile contributors will no longer contribute to the network could have an adverse effect on the market price of the related digital asset.

•        SOL may have concentrated ownership and large sales or distributions by holders of SOL, or any ability to participate in or otherwise influence the Solana network, could have an adverse effect on the market price of SOL.

•        If SOL’s staking rewards or transaction fees for recording transactions on the Solana network are not sufficiently high to incentivize validators, or if certain jurisdictions continue to limit, restrict or otherwise regulate validating activities, validators may cease expanding validating power or demand high transaction fees, which could negatively impact the value of SOL and the value of the Shares.

•        If a malicious actor or botnet obtains control of more than 50% of the validating power on the Solana network, or otherwise obtains control over the Solana network through its influence over core developers or otherwise, such actor or botnet could manipulate the Blockchain to adversely affect the value of the Shares or the ability of the Trust to operate.

•        A temporary or permanent “fork” or a “clone” could adversely affect the value of the Shares.

•        If the Solana network is used to facilitate illicit activities, businesses that facilitate transactions in SOL could be at increased risk of criminal or civil lawsuits, or of having services cut off, which could negatively affect the price of SOL and the value of the Shares.

Risks Related to the Regulation of SOL [Member]
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Risks Related to the Regulation of SOL. Any final determination by a court that SOL or any other digital asset is a “security” may adversely affect the value of SOL. Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider Bitcoin or

Ethereum to be securities, and does not currently consider Bitcoin to be a security. The SEC staff has also provided informal assurances via no-action letter to a handful of promoters that their digital assets are not securities. On the other hand, the SEC has brought enforcement actions against the issuers and promoters of several other digital assets on the basis that the digital assets in question are securities. More recently, the SEC has also brought enforcement actions against various digital asset trading platforms for allegedly operating unregistered securities exchanges on the basis that certain of the digital assets traded on their platforms are securities. For example, in June 2023, the SEC brought a complaint against Coinbase (the “Coinbase Complaint”) alleging violations of a variety of securities laws. In its complaints, the SEC asserted that SOL is a security under the federal securities laws. In February 2025, the SEC withdrew the Coinbase Complaint.

Whether a digital asset is a security under the federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act. Digital assets as such do not appear in any of these lists, although each list includes the terms “investment contract” and “note,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the Howey and Reves tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both tests. Adding to the complexity, the SEC staff has indicated that the security status of a particular digital asset can change over time as the relevant facts evolve.

As part of determining whether SOL is a security for purposes of the federal securities laws, Amplify ETF Trust (the “Trust”) takes into account a number of factors, including the various definitions of “security” under the federal securities laws and federal court decisions interpreting elements of these definitions, such as the U.S. Supreme Court’s decisions in the Howey and Reves cases, as well as reports, orders, press releases, public statements and speeches by the SEC, its commissioners and its staff providing guidance on when a digital asset may be a security for purposes of the federal securities laws. If an appropriate court determines that SOL is a security, the Adviser would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Ongoing and future regulatory actions with respect to digital assets generally or SOL in particular may alter, perhaps to a materially adverse extent, the nature of an investment in the shares of a Solana ETP or the ability of the Solana ETPs to continue to operate. In addition, recent regulatory rulemaking relating to digital assets, including SOL, has created uncertainty regarding how such rules will be implemented and whether additional rulemaking will occur, which may materially affect the operation and value of a Solana ETP.

Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security held by the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. A counterparty’s inability to fulfill its obligation may result in financial losses to the Fund, which could be significant. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery.

Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, and may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or a sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Distribution Tax Risk [Member]
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Distribution Tax Risk. The Fund currently expects to make distributions on a monthly basis, a portion of which may be considered return of capital. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient cash flow. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Distributions not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable currently but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

Inflation Risk [Member]
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Inflation Risk. Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed. In managing the Fund’s portfolio, the Sub-Advisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk [Member]
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Market Risk. Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value, including the possible loss of the entire principal amount that you invest. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices, and changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility. Overall security values could decline generally or could underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain regions, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of the Fund’s holdings. Any of such circumstances could materially negatively impact the value of Shares and result in increased market volatility. During any such events, Shares may trade at a greater premium or discount to its NAV.

New Fund Risk [Member]
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New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger Fund.

Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is classified as a “non-diversified company” it can invest a greater portion of its assets in securities of individual issuers than a “diversified company” and therefore changes in the market value of a single investment could cause greater fluctuations in Share price of the Fund than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Option Contracts Risk [Member]
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Option Contracts Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset of the option contract, and there may at times not be a liquid secondary market for certain option contracts. The Fund enters into option contracts in accordance with Rule 18f-4 promulgated under the 1940 Act (“Rule 18f-4”). Rule 18f-4 requires a fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon a fund’s level of exposure to derivative instruments. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact its implementation of its investment strategies. Further, when selling put options, the Fund receives a premium, but also assumes the obligation to buy the underlying asset at the strike price if the buyer exercises the option. Therefore, the Fund assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option as the Fund would have to buy the asset at a higher price than the market value (any loss being decreased by the receipt of the premium on the option written).

Call Option Strategy Risk. The Fund will employ its call option strategy by writing call options on the Solana ETPs. The risk associated with a covered call option strategy is the risk that the Fund will forgo, during the option contract’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss of the underlying security should the price of the underlying security decline. In addition, as the Fund sells (writes) call option contracts over a greater portion of its portfolio, its ability to benefit from the potential for capital appreciation of the Solana ETP becomes more limited. The writer of an option contract has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot affect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price in the case of physically settled options, or the cash value thereof in the case of cash-settled options.

The covered call strategy utilized by the Fund is “synthetic” because the Fund’s exposure to the price return of the Solana ETPs may be derived through options exposure, rather than direct holdings of the shares of the Solana ETPs. Because such exposure is synthetic, it is possible that the Fund’s participation in the price return of the Solana ETPs may not be as precise as if the Fund were directly holding shares of the Solana ETPs.

Target Option Premium Risk. The Fund will vary its option selling each week to a level sufficient to generate 36% annualized option premium — the “Target Option Premium.” This Target Option Premium is calculated based upon the NAV of the Fund at the time the weekly option contracts are entered into and assumes the NAV will remain constant over a one-year period. The Fund’s NAV is expected to fluctuate over time due to market conditions and other factors. Accordingly, the actual option premium received by the Fund over the course of any year may be greater or less than the Target Option Premium. In addition to changes in the Fund’s NAV, the amount of option premium the Fund is able to generate over time is also influenced by market volatility. Volatility in the SOL price and, in turn, the Fund’s NAV may also result in annualized option premium income that is less than the Target Option Income for a one-year period. The compounding of option premium income written on lower levels of the Fund’s NAV during a one-year period may cause the Fund to provide a lower option premium income than the Target Option Income, even if the Fund’s NAV ultimately rises above the initial Fund’s NAV at the beginning of the period.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Solana ETP. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Solana ETP’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Solana ETP’s share price, changes in interest rates, changes in the actual and implied volatility of the Solana ETP and the remaining time to until the FLEX Options expire.

Risks Associated with ETFs [Member]
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Risks Associated with ETFs. The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

Costs of Buying or Selling Shares Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Market Maker Risk. The Fund faces the risks associated with a potential lack of an active market for the Fund’s Shares due to a limited number of market makers. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. Market makers are under no obligation to make a market in Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at values below the NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Market Trading Risks. Shares of the Fund are publicly traded on the Exchange, which may subject shareholders of the Fund to numerous trading risks. First, Shares of the Fund may trade at prices that deviate from its NAV. The market prices of Shares will generally fluctuate in accordance with changes in the NAV of the Fund, but are also dependent upon the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below (i.e., a discount), at, or above (i.e., a premium) their NAV. Price differences between the trading price of Shares and the NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. Further, securities (including Shares), are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Additionally, although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. Further, the Fund is required to comply with listing requirements adopted by the Exchange, and there can be no assurance that the requirements of the Exchange necessary to maintain listing of the Fund’s Shares will continue to be met or will remain unchanged. Non-compliance with such requirements may result in the Fund’s Shares being delisted by the Exchange.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties to provide a range of services relating to its operations. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. The Fund and Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole — including the Subsidiary — will provide investors with 1940 Act protections.

Tax Risk [Member]
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Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy and various loss limitation provisions of the Internal Revenue Code of 1986 (the “Code”). If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation.

The Fund intends to treat the income it derives from gains on investments in options referencing Solana Futures ETFs as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Code. If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M if more than 10% of its gross income is derived from these investments. If the Fund fails to qualify as a RIC, the Fund would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

The Fund intends to treat any income it may derive from the Solana ETPs received by the Subsidiary as “qualifying income” under the provisions of the Internal Revenue Code of 1986, as amended, applicable to RICs. The IRS had issued numerous PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the Internal Revenue Service. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its investment objective.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

U.S. Treasury Securities Risk [Member]
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U.S. Treasury Securities Risk. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury securities to decline.

Valuation Risk [Member]
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Valuation Risk. The Fund is subject to the risk of valuation discrepancies for its securities between its valuation of a security and that in the marketplace. Additionally, the value of securities in the Fund’s portfolio may change on days that shareholders are not able to purchase or sell Shares. Further, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s investments will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.